Fair Value of Financial Assets and Liabilities - Summary of Changes in Values of Preferred Stock Warrant Liability and Derivative Liability (Detail) - USD ($) $ / shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets, Liabilities and Stockholders' Equity Measured on Recurring Basis [Abstract]
Preferred Stock Warrant Liability, Fair value, Beginning Balance	$ 110	$ 120	$ 120	$ 40	$ 42
Derivative Liability, Adjustment to fair value of derivative liability				113
Preferred Stock Warrant Liability, Initial fair value of derivative liability					$ 0
Preferred Stock Warrant Liability, Change in fair value	(82)	20	(10)	80	$ (2)
Preferred Stock Warrant Liability, Conversion to common stock warrant	(28)
Preferred Stock Warrant Liability, Fair value, Ending Balance			110	120	40
Derivative Liability, Fair value, Beginning Balance	2	$ 65	65	141
Derivative Liability, Change in fair value	89		(63)	(189)	141
Derivative Liability, Fair value, Ending Balance	$ 91		$ 2	$ 65	$ 141